Leases	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Leases

Note 9 – Leases

The Company has various operating lease agreements in place for its office and joint ventures. Per FASB’s ASU 2016-02, Leases Topic 842 (“ASU 2016-02”), effective January 1, 2019, the Company is required to report a right-of-use asset and corresponding liability to report the present value of the total lease payments, with appropriate interest calculation. Per the terms of ASU 2016-02, the Company can use its implicit interest rate, if known, or applicable federal rate otherwise. Since the Company’s implicit interest rate was not readily determinable, the Company utilized the applicable federal rate, as of the commencement of the lease. Lease renewal options included in any lease are considered in the lease term if it is reasonably certain the Company will exercise the option to renew. The Company’s operating lease agreements do not contain any material restrictive covenants.

As of September 30, 2023, the Company’s lease components included in the consolidated balance sheet were as follows:

Lease component	Balance sheet classification	September 30, 2023
Assets
ROU assets – operating lease	Other assets	$5,858,042
Total ROU assets		$5,858,042

Liabilities
Current operating lease liability	Current liabilities	$385,836
Long-term operating lease liability	Other liabilities	5,622,279
Total lease liabilities		$6,008,115

Future minimum lease payments as of September 30, 2023 were as follows:

2023	144,953
2024	616,158
2025	622,676
2026	638,469
2027 and beyond	5,943,918
Total future minimum lease payments	$7,966,174
Less: Interest	(1,958,059)
Total operating lease liabilities	$6,008,115

Note 8 – Leases

The Company has various operating lease agreements in place for its office and joint ventures. Per FASB’s ASU 2016-02, Leases Topic 842 (“ASU 2016-02”), effective January 1, 2019, the Company is required to report a right-of-use asset and corresponding liability to report the present value of the total lease payments, with appropriate interest calculation. Per the terms of ASU 201-02, the Company can use its implicit interest rate, if known, or applicable federal rate otherwise. Since the Company’s implicit interest rate was not readily determinable, the Company utilized the applicable federal rate, as of the commencement of the lease. Lease renewal options included in any lease are considered in the lease term if it is reasonably certain the Company will exercise the option to renew. The Company’s operating lease agreements do not contain any material restrictive covenants.

As of December 31, 2022, the Company’s lease components included in the consolidated balance sheet were as follows:

Lease component	Balance sheet classification	December 31, 2022
Assets
ROU assets - operating lease	Other assets	$1,808,034
Total ROU assets		$1,808,034

Liabilities
Current operating lease liability	Current liabilities	$231,604
Long-term operating lease liability	Other liabilities	1,669,954
Total lease liabilities		$1,901,558

Future minimum lease payments as of December 31, 2022 were as follows:

2023	264,108
2024	251,671
2025	247,960
2026	253,235
2027 and beyond	1,063,010
Total future minimum lease payments	$2,079,984
Less: Interest	(178,426)
Total operating lease liabilities	$1,901,558

Wisconsin Fertility Institute [Member]
Restructuring Cost and Reserve [Line Items]
Leases

Note 3 – Leases

The Companies have an operating lease agreement in place for its office. Per FASB’s ASU 2016-02, Leases Topic 842 (“ASU 2016-02”), effective January 1, 2022, the Companies are required to report a right-of-use asset and corresponding liability to report the present value of the total lease payments, with appropriate interest calculation. Per the terms of ASU 2016-02, the Companies can use its implicit interest rate, if known, or applicable federal rate otherwise. Since the Companies’ implicit interest rate was not readily determinable, the Companies utilized the applicable federal rate, as of the commencement of the lease. Lease renewal options included in any lease are considered in the lease term if it is reasonably certain the Companies will exercise the option to renew. The Companies’ operating lease agreements do not contain any material restrictive covenants.

As of June 30, 2023, the Companies’ lease components included in the combined balance sheet were as follows:

Lease component	Balance sheet classification	June 30, 2023
Assets
ROU assets – operating lease	Other assets	$855,729
Total ROU assets		$855,729

Liabilities
Current operating lease liability	Current liabilities	$202,044
Long-term operating lease liability	Other liabilities	669,638
Total lease liabilities		$871,682

Future minimum lease payments as of June 30, 2023 were as follows:

2023	114,601
2024	233,499
2025	239,337
2026	245,320
2027	61,706
Total future minimum lease payments	$894,463
Less: Interest	(22,781)
Total operating lease liabilities	$871,682

Note 3 – Leases

The Companies have an operating lease agreement in place for its office. Per FASB’s ASU 2016-02, Leases Topic 842 (“ASU 2016-02”), effective January 1, 2022, the Companies are required to report a right-of-use asset and corresponding liability to report the present value of the total lease payments, with appropriate interest calculation. Per the terms of ASU 2016-02, the Companies can use its implicit interest rate, if known, or applicable federal rate otherwise. Since the Companies’ implicit interest rate was not readily determinable, the Companies utilized the applicable federal rate, as of the commencement of the lease. Lease renewal options included in any lease are considered in the lease term if it is reasonably certain the Companies will exercise the option to renew. The Companies’ operating lease agreements do not contain any material restrictive covenants.

As of December 31, 2022, the Companies’ lease components included in the combined balance sheet were as follows:

Lease component	Balance sheet classification	December 31, 2022
Assets
ROU assets – operating lease	Other assets	$966,487
Total ROU assets		$966,487

Liabilities
Current operating lease liability	Current liabilities	$215,805
Long-term operating lease liability	Other liabilities	762,703
Total lease liabilities		$978,508

Future minimum lease payments as of December 31, 2022 were as follows:

2023	227,804
2024	233,499
2025	239,337
2026	245,320
2027	61,706
Total future minimum lease payments	$1,007,666
Less: Interest	(29,158)
Total operating lease liabilities	$978,508